Schedule of Investments (unaudited)
January 31, 2025
iShares® Transition-Enabling Metals ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank of Montreal/Chicago IL, 4.62%, 02/18/25, (1-day SOFR + 0.260%)(a)	$250	$250,019
Credit Agricole Corporate and Investment Bank/New York, 4.64%, 06/13/25, (1-day SOFR + 0.280%)(a)	250	250,136
Credit Industriel et Commercial, 5.50%, 05/23/25	250	250,736
Deutsche Bank AG/New York, 4.75%, 05/22/25, (1-day SOFR + 0.400%)(a)	250	250,143
HSBC Bank USA NA, 4.71%, 05/20/25, (1-day SOFR + 0.350%)(a)	250	250,116
Lloyds Bank Corporate, 5.10%, 07/25/25	250	250,671
Sumitomo Mitsui Banking Corp./New York, 4.70%, 03/18/25, (1-day SOFR + 0.340%)(a)	250	250,066
Sumitomo Mitsui Trust Bank Ltd./New York, 4.58%, 06/02/25, (1-day SOFR + 0.230%)(a)	250	250,041
Toronto-Dominion Bank (The), 4.70%, 09/22/25, (1-day SOFR + 0.350%)(a)	250	250,160
Total Certificates of Deposit — 25.0% (Cost: $2,250,000)		2,252,088
Commercial Paper
AT+T Inc., 4.54%, 02/27/25	250	249,152
Cisco Systems Inc., 4.35%, 05/02/25	250	247,282
DBS Bank Ltd., 4.34%, 02/27/25	250	249,188
Enbridge U.S. Inc., 4.52%, 02/19/25	250	249,405
Korea Development Bank/New York, 4.44%, 04/09/25	250	247,921
Macquarie Bank Ltd., 4.48%, 07/24/25	250	244,703
National Bank of Canada, 4.43%, 11/04/25	250	241,768
Norfina Ltd., 4.35%, 03/10/25	250	248,857
NRW Bank, 4.30%, 04/08/25	250	248,013
PPG Industries Inc., 4.48%, 02/07/25	250	249,782
Pure Grove Funding, 4.49%, 09/26/25	250	242,793
Queensland Treasury Corp., 4.34%, 03/18/25	250	248,621
Royal Bank of Canada, 4.39%, 10/03/25	250	242,755
Security	Par (000)	Value
Spire Inc., 4.56%, 03/04/25	$250	$248,991
Volkswagen Financial Services, 4.54%, 02/25/25	250	249,214
Total Commercial Paper — 41.3% (Cost: $3,708,284)		3,708,445
U.S. Treasury Obligations(b)
U.S. Treasury Bill
3.96%, 09/04/25	250	243,958
4.24%, 10/30/25	250	242,473
4.30%, 03/27/25	250	248,473
Total U.S. Treasury Obligations — 8.2% (Cost: $734,929)		734,904
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	1,640,000	1,640,000
Total Money Market Funds — 18.3% (Cost: $1,640,000)		1,640,000
Total Investments — 92.8% (Cost: $8,333,213)		8,335,437
Other Assets Less Liabilities — 7.2%		650,845
Net Assets — 100.0%		$8,986,282

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,280,000	$360,000 (a)	$—	$—	$—	$1,640,000	1,640,000	$15,169	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Transition-Enabling Metals ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
LME Nickel	8	04/14/25	$729	$(25,075)
LME PRI Aluminum	37	04/14/25	2,402	44,897
LME Zinc	9	04/14/25	615	(26,905)
Platinum	8	04/28/25	417	30,394
Cobalt Fastmarket	2	04/30/25	47	(2,517)
Copper	25	05/28/25	2,701	(8,234)
Silver	13	05/28/25	2,117	100,046
				$112,606
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$2,252,088	$—	$2,252,088
Commercial Paper	—	3,708,445	—	3,708,445
U.S. Treasury Obligations	—	734,904	—	734,904
Money Market Funds	1,640,000	—	—	1,640,000
	$1,640,000	$6,695,437	$—	$8,335,437
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$175,337	$—	$—	$175,337
Liabilities
Commodity Contracts	(62,731)	—	—	(62,731)
	$112,606	$—	$—	112,606

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Transition-Enabling Metals ETF

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate